Commitments and contingencies (Schedule of maturity analysis of operating lease payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 84,255
Within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	57,860
After one year but not more than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	26,395
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 0